Condensed consolidating financial statements (Condensed consolidating statements of income and comprehensive income (loss)) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Statements of Income and Comprehensive Income [Line Items]
Net sales	$ 196,148,000	$ 244,993,000	$ 284,415,000	$ 348,096,000	$ 438,678,000	$ 468,822,000	$ 428,279,000	$ 403,938,000	$ 1,073,652,000	$ 1,739,717,000	$ 1,524,811,000
Cost of sales	193,242,000	179,231,000	199,532,000	238,970,000	297,195,000	316,784,000	290,286,000	276,000,000	810,975,000	1,180,265,000	1,049,586,000
Gross profit	2,906,000	65,762,000	84,883,000	109,126,000	141,483,000	152,038,000	137,993,000	127,938,000	262,677,000	559,452,000	475,225,000
Operating expenses
Selling, general and administrative expenses									264,906,000	312,821,000	269,669,000
Goodwill and Intangible asset impairment	125,092								125,092,000	0	0
Transaction expenses									480,000	2,326,000	2,700,000
Loss on sale of assets									746,000	1,431,000	614,000
Other operating expense (income)										3,757,000	3,314,000
Total operating expenses	194,035,000	57,439,000	66,285,000	73,465,000	83,845,000	82,747,000	78,129,000	71,857,000	391,224,000	316,578,000	272,983,000
Earnings from equity investment	2,543,000	3,870,000	3,840,000	4,571,000	7,167,000	6,749,000	5,940,000	5,308,000	14,824,000	25,164,000	7,312,000
Equity earnings from affiliate, net of tax									0	0	0
Operating income (loss)	(188,586,000)	12,193,000	22,438,000	40,232,000	64,805,000	76,040,000	65,804,000	61,389,000	(113,723,000)	268,038,000	209,554,000
Other expense (income)
Interest expense									29,945,000	29,847,000	18,370,000
Interest income with affiliate										0	0
Interest expense with affiliate										0	0
Foreign exchange (gains) losses and other, net									(9,345,000)	(4,331,000)	2,953,000
Deferred loan costs written off									0	0	2,149,000
Total other expense	3,424,000	4,543,000	11,662,000	971,000	2,958,000	2,477,000	10,854,000	9,227,000	20,600,000	25,516,000	23,472,000
Income (loss) before income taxes	(192,010,000)	7,650,000	10,776,000	39,261,000	61,847,000	73,563,000	54,950,000	52,162,000	(134,323,000)	242,522,000	186,082,000
Provision for income tax expense (benefit)	(28,387,000)	932,000	1,911,000	10,605,000	15,750,000	21,332,000	15,407,000	15,656,000	(14,939,000)	68,145,000	56,478,000
Net income (loss)	(163,623,000)	6,718,000	8,865,000	28,656,000	46,097,000	52,231,000	39,543,000	36,506,000	(119,384,000)	174,377,000	129,604,000
Less: Income (loss) attributable to noncontrolling interest	(4,000)	(2,000)	(9,000)	(16,000)	10,000	5,000	21,000	(24,000)	(31,000)	12,000	65,000
Net income (loss) attributable to common stockholders	(163,619,000)	6,720,000	8,874,000	28,672,000	46,087,000	52,226,000	39,522,000	36,530,000	(119,353,000)	174,365,000	129,539,000
Other comprehensive income (loss), net of tax:
Net income (loss)	$ (163,623,000)	$ 6,718,000	$ 8,865,000	$ 28,656,000	$ 46,097,000	$ 52,231,000	$ 39,543,000	$ 36,506,000	(119,384,000)	174,377,000	129,604,000
Change in foreign currency translation, net of tax of $0									(45,270,000)	(43,694,000)	7,525,000
Change in foreign currency translation, tax									0	0	0
Gain (loss) on pension liability									46,000	(1,110,000)	223,000
Comprehensive income (loss)									(164,608,000)	129,573,000	137,352,000
Less: comprehensive loss attributable to noncontrolling interests									168,000	46,000	72,000
Comprehensive income (loss) attributable to common stockholders									(164,440,000)	129,619,000	137,424,000
Reportable Legal Entities [Member] | FET Inc. (Parent) [Member]
Condensed Statements of Income and Comprehensive Income [Line Items]
Net sales									0	0	0
Cost of sales									0	0	0
Gross profit									0	0	0
Operating expenses
Selling, general and administrative expenses									0	0	0
Goodwill and Intangible asset impairment									0
Transaction expenses									0
Loss on sale of assets									0
Other operating expense (income)										0	0
Total operating expenses									0	0	0
Earnings from equity investment									0	0	0
Equity earnings from affiliate, net of tax									(99,908,000)	193,724,000	142,799,000
Operating income (loss)									(99,908,000)	193,724,000	142,799,000
Other expense (income)
Interest expense									29,914,000	29,783,000	18,251,000
Interest income with affiliate										0	0
Interest expense with affiliate										0	0
Foreign exchange (gains) losses and other, net									0	0	0
Deferred loan costs written off											2,149,000
Total other expense									29,914,000	29,783,000	20,400,000
Income (loss) before income taxes									(129,822,000)	163,941,000	122,399,000
Provision for income tax expense (benefit)									(10,469,000)	(10,424,000)	(7,140,000)
Net income (loss)									(119,353,000)	174,365,000	129,539,000
Less: Income (loss) attributable to noncontrolling interest									0	0	0
Net income (loss) attributable to common stockholders									(119,353,000)	174,365,000	129,539,000
Other comprehensive income (loss), net of tax:
Net income (loss)									(119,353,000)	174,365,000	129,539,000
Change in foreign currency translation, net of tax of $0									(45,270,000)	(43,694,000)	7,525,000
Change in foreign currency translation, tax									0	0	0
Gain (loss) on pension liability									46,000	(1,110,000)	223,000
Comprehensive income (loss)									(164,577,000)	129,561,000	137,287,000
Less: comprehensive loss attributable to noncontrolling interests									0	0	0
Comprehensive income (loss) attributable to common stockholders									(164,577,000)	129,561,000	137,287,000
Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Condensed Statements of Income and Comprehensive Income [Line Items]
Net sales									810,890,000	1,266,376,000	1,142,000,000
Cost of sales									646,076,000	887,428,000	804,413,000
Gross profit									164,814,000	378,948,000	337,587,000
Operating expenses
Selling, general and administrative expenses									201,904,000	244,577,000	211,863,000
Goodwill and Intangible asset impairment									57,392,000
Transaction expenses									480,000
Loss on sale of assets									943,000
Other operating expense (income)										3,564,000	2,821,000
Total operating expenses									260,719,000	248,141,000	214,684,000
Earnings from equity investment									14,824,000	25,164,000	7,312,000
Equity earnings from affiliate, net of tax									(28,419,000)	90,067,000	53,520,000
Operating income (loss)									(109,500,000)	246,038,000	183,735,000
Other expense (income)
Interest expense									10,000	78,000	101,000
Interest income with affiliate										(5,770,000)	(3,987,000)
Interest expense with affiliate										0	0
Foreign exchange (gains) losses and other, net									(479,000)	116,000	(624,000)
Deferred loan costs written off											0
Total other expense									(469,000)	(5,576,000)	(4,510,000)
Income (loss) before income taxes									(109,031,000)	251,614,000	188,245,000
Provision for income tax expense (benefit)									(9,123,000)	57,890,000	45,446,000
Net income (loss)									(99,908,000)	193,724,000	142,799,000
Less: Income (loss) attributable to noncontrolling interest									0	0	0
Net income (loss) attributable to common stockholders									(99,908,000)	193,724,000	142,799,000
Other comprehensive income (loss), net of tax:
Net income (loss)									(99,908,000)	193,724,000	142,799,000
Change in foreign currency translation, net of tax of $0									(45,270,000)	(43,694,000)	7,525,000
Change in foreign currency translation, tax									0	0	0
Gain (loss) on pension liability									46,000	(1,110,000)	223,000
Comprehensive income (loss)									(145,132,000)	148,920,000	150,547,000
Less: comprehensive loss attributable to noncontrolling interests									0	0	0
Comprehensive income (loss) attributable to common stockholders									(145,132,000)	148,920,000	150,547,000
Reportable Legal Entities [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Statements of Income and Comprehensive Income [Line Items]
Net sales									369,186,000	637,205,000	510,460,000
Cost of sales									269,900,000	453,785,000	370,517,000
Gross profit									99,286,000	183,420,000	139,943,000
Operating expenses
Selling, general and administrative expenses									63,002,000	68,244,000	57,806,000
Goodwill and Intangible asset impairment									67,700,000
Transaction expenses									0
Loss on sale of assets									(197,000)
Other operating expense (income)										193,000	493,000
Total operating expenses									130,505,000	68,437,000	58,299,000
Earnings from equity investment									0	0	0
Equity earnings from affiliate, net of tax									0	0	0
Operating income (loss)									(31,219,000)	114,983,000	81,644,000
Other expense (income)
Interest expense									21,000	(14,000)	18,000
Interest income with affiliate										0	0
Interest expense with affiliate										5,770,000	3,987,000
Foreign exchange (gains) losses and other, net									(8,866,000)	(4,447,000)	3,577,000
Deferred loan costs written off											0
Total other expense									(8,845,000)	1,309,000	7,582,000
Income (loss) before income taxes									(22,374,000)	113,674,000	74,062,000
Provision for income tax expense (benefit)									4,653,000	20,679,000	18,172,000
Net income (loss)									(27,027,000)	92,995,000	55,890,000
Less: Income (loss) attributable to noncontrolling interest									(31,000)	12,000	65,000
Net income (loss) attributable to common stockholders									(26,996,000)	92,983,000	55,825,000
Other comprehensive income (loss), net of tax:
Net income (loss)									(27,027,000)	92,995,000	55,890,000
Change in foreign currency translation, net of tax of $0									(45,270,000)	(43,694,000)	7,525,000
Change in foreign currency translation, tax									0	0	0
Gain (loss) on pension liability									46,000	(1,110,000)	223,000
Comprehensive income (loss)									(72,251,000)	48,191,000	63,638,000
Less: comprehensive loss attributable to noncontrolling interests									168,000	46,000	72,000
Comprehensive income (loss) attributable to common stockholders									(72,083,000)	48,237,000	63,710,000
Eliminations [Member]
Condensed Statements of Income and Comprehensive Income [Line Items]
Net sales									(106,424,000)	(163,864,000)	(127,649,000)
Cost of sales									(105,001,000)	(160,948,000)	(125,344,000)
Gross profit									(1,423,000)	(2,916,000)	(2,305,000)
Operating expenses
Selling, general and administrative expenses									0	0	0
Goodwill and Intangible asset impairment									0
Transaction expenses									0
Loss on sale of assets									0
Other operating expense (income)										0	0
Total operating expenses									0	0	0
Earnings from equity investment									0	0	0
Equity earnings from affiliate, net of tax									128,327,000	(283,791,000)	(196,319,000)
Operating income (loss)									126,904,000	(286,707,000)	(198,624,000)
Other expense (income)
Interest expense									0	0	0
Interest income with affiliate										5,770,000	3,987,000
Interest expense with affiliate										(5,770,000)	(3,987,000)
Foreign exchange (gains) losses and other, net									0	0	0
Deferred loan costs written off											0
Total other expense									0	0	0
Income (loss) before income taxes									126,904,000	(286,707,000)	(198,624,000)
Provision for income tax expense (benefit)									0	0	0
Net income (loss)									126,904,000	(286,707,000)	(198,624,000)
Less: Income (loss) attributable to noncontrolling interest									0	0	0
Net income (loss) attributable to common stockholders									126,904,000	(286,707,000)	(198,624,000)
Other comprehensive income (loss), net of tax:
Net income (loss)									126,904,000	(286,707,000)	(198,624,000)
Change in foreign currency translation, net of tax of $0									90,540,000	87,388,000	(15,050,000)
Change in foreign currency translation, tax									0	0	0
Gain (loss) on pension liability									(92,000)	2,220,000	(446,000)
Comprehensive income (loss)									217,352,000	(197,099,000)	(214,120,000)
Less: comprehensive loss attributable to noncontrolling interests									0	0	0
Comprehensive income (loss) attributable to common stockholders									$ 217,352,000	$ (197,099,000)	$ (214,120,000)